Employee benefits (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits [text block]
	March 31, 2019	March 31, 2018
Gratuity payable	119,610	99,120
Compensated absences	51,201	48,360
	170,811	147,480

Disclosure of detailed information about costs recognized in results to increase or decrease in net defined benefit liability asset [text block]
The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2019, March 31, 2018 and March 31, 2017 consist of the following:

	March 31, 2019	March 31, 2018	March 31, 2017
Service cost	25,936	29,577	19,154
Interest cost	9,606	7,518	6,880
Interest income	(2,381)	(1,418)	(2,667)
	33,161	35,677	23,367

Disclosure of defined benefit plans [text block]
Details of employee benefit obligation and plan asset are as follows:

	March 31, 2019	March 31, 2018
Present value of projected benefit obligation at the end of the year	145,108	131,687
Funded status of the plans	(25,498)	(32,567)
Recognized (asset) / liability	119,610	99,120

Disclosure of net defined benefit liability (asset) [text block]
The following table set out the status of the gratuity plan:

	March 31, 2019	March 31, 2018	March 31, 2017
Change in defined benefit obligation
Projected benefit obligation at the beginning of the year	131,687	109,826	91,801
Service cost	25,936	29,577	19,154
Interest cost	9,606	7,518	6,880
Remeasurements - Actuarial (gain) / loss	(5,267)	(6,872)	2,250
Benefits paid	(16,854)	(8,362)	(10,259)
Projected benefit obligation at the end of the year	145,108	131,687	109,826

Disclosure of fair value of plan assets [text block]
	March 31, 2019	March 31, 2018	March 31, 2017
Change in plan assets
Fair value of plan assets at the beginning of the year	32,567	20,712	35,589
Interest income	2,381	1,418	2,667
Remeasurements – return on plan assets excluding amounts included in interest income	(2,596)	(1,493)	(14,785)
Employer contributions	10,000	20,292	7,500
Benefits paid	(16,854)	(8,362)	(10,259)
Fair value of plan assets at the end of the year	25,498	32,567	20,712

Actual return on plan assets	-	(75)	(12,118)

Disclosure of actuarial assumptions [text block]
The principal actuarial assumptions as on March 31, 2019, 2018 and 2017 were as follows:

	March 31, 2019	March 31, 2018	March 31, 2017
Discount rate	6.95 % P.a	7.30 % P.a	6.85 % P.a
Long-term rate of compensation increase	7.00 % P.a	7.00 % P.a	7.00 % P.a
Expected long term rate of return on plan assets	7.00 % P.a	7.00 % P.a	7.00 % P.a
Average future working life time	4.37 years	4.38 years	4.39 years

Disclosure of information about maturity profile of defined benefit obligation [text block]
The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2019	March 31, 2018
1 Year	25,580	24,983
2 to 5 years	87,963	79,348
6 to 10 years	61,091	56,595
More than 10 years	37,070	34,386

Disclosure of detailed information about weighted average allocation of assets [text block]
Plan assets:
The Gratuity plan’s weighted-average asset allocation at March 31, 2019 and March 31, 2018, by asset category is as follows:

	March 31, 2019	March 31, 2018
Funds managed by insurers	100%	100%

Disclosure of detailed information about gain or relating to actuarial assumptions recognized in other comprehensive income [text block]
Amount recognized in other comprehensive income for the years ending March 31, 2019, 2018 and 2017 are as follows:

	March 31, 2019	March 31, 2018	March 31, 2017
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	-	-	-
- change in financial assumptions	2,358	(2,806)	3,271
- experience variance	(7,625)	(4,066)	(1,021)
- return on plan assets, excluding amounts recognized in net interest expense/ income	2,596	1,493	14,784
	(2,671)	(5,379)	17,034

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Increase by 100 bps ( ₹ ‘000s)	Decrease by 100 bps ( ₹ ‘000s)	Increase by 100 bps ( ₹ ‘000s)	Decrease by 100 bps ( ₹ ‘000s)
Present Value of Defined Benefit Obligation	138,553	152,243	151,916	138,689